Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total	Share capital	Share premium account	Other reserves	Retained earnings	Non-controlling interests
Opening balance at Dec. 31, 2024		$ 57,965	$ 55,246	$ 3,267	$ 4,326	$ 5,114	$ 42,539	$ 2,719
Total comprehensive income for the period	[1]	6,671	6,543			1,967	4,576	128
Currency translation arising on Rio Tinto Limited's share capital		153	153	153
Dividends	[2]	(3,956)	(3,762)				(3,762)	(194)
Newly consolidated operations		321						321
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(69)	(69)			(43)	(26)
Change in equity interest held by Rio Tinto		0	(3)				(3)	3
Treasury shares reissued and other movements		2	2		2
Equity issued to holders of non-controlling interests	[4]	787						787
Employee share awards charged to the income statement		93	93			40	53
Closing balance at Jun. 30, 2025		61,967	58,203	3,420	4,328	7,078	43,377	3,764
Opening balance at Dec. 31, 2025		67,024	62,203	3,505	4,329	7,788	46,581	4,821
Total comprehensive income for the period	[1]	7,791	7,249			535	6,714	542
Currency translation arising on Rio Tinto Limited's share capital		89	89	89
Dividends	[2]	(4,397)	(4,211)				(4,211)	(186)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(75)	(75)			(35)	(40)
Change in equity interest held by Rio Tinto		(3)	27				27	(30)
Treasury shares reissued and other movements		30	30		2	(47)	75
Equity issued to holders of non-controlling interests	[4]	1,092						1,092
Employee share awards charged to the income statement		149	149			67	82
Transfer of cumulative fair value gains on FVOCI equity investments to retained earnings upon disposal(e)	[5]	0	0			(59)	59
Closing balance at Jun. 30, 2026		$ 71,700	$ 65,461	$ 3,594	$ 4,331	$ 8,249	$ 49,287	$ 6,239

[1]	Refer to the Consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.
(b)
[2]	Dividends per share announced or paid during the period are summarised below:

Six months ended 30 June	2026 US cents	2025 US cents
Dividends per share: Ordinary - paid during the period	254.0	225.0
Ordinary dividends per share: announced with the results for the period	211.0	148.0

[3]	Net of contributions received from employees for share awards.
[4]	Refer to the consolidated cash flow statement for further details.
[5]	During the period ended 30 June 2026, the Group disposed of certain investments that were designated as an equity investment at FVOCI. On disposal, the cumulative gains recognised in the FVOCI reserve were transferred directly to retained earnings. In accordance with IFRS 9, no gains or losses have been recognised in the Consolidated income statement in relation to these investments.